UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22877

Nuveen All Cap Energy MLP Opportunities Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:      312-917-7700

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JMLP

Nuveen All Cap Energy MLP Opportunities Fund
Portfolio of Investments	August 31, 2015 (Unaudited)

Shares/Units	Description (1)	Value

	LONG-TERM INVESTMENTS – 135.5% (99.8% of Total Investments)

	MASTER LIMITED PARTNERSHIPS & MLP AFFILIATES – 133.2% (98.1% of Total Investments)

	Energy Equipment & Services – 9.4% (6.9% of Total Investments)

132,262	CSI Compressco LP	$2,027,576
559,682	Exterran Partners LP	12,167,487
11,505	Transocean Partners LLC, (3)	126,440
	Total Energy Equipment & Services	14,321,503

	Gas Utilities – 4.4% (3.3% of Total Investments)

139,549	AmeriGas Partners LP	6,257,377
14,000	Suburban Propane Partners LP	523,600
	Total Gas Utilities	6,780,977

	Metals & Mining – 0.1% (0.1% of Total Investments)

8,600	SunCoke Energy Partners LP	113,692

	Oil, Gas & Consumable Fuels – 119.3% (87.8% of Total Investments)

30,595	Alliance Holdings GP LP	1,095,607
470,573	American Midstream Partners LP	6,733,900
375,902	Arc Logistics Partners LP	5,995,637
150,693	Arc Logistics Partners LP, (6)	2,403,553
96,900	Azure Midstream Partners LP	872,100
378,300	Crestwood Equity Partners LP	1,097,070
862,906	Crestwood Midstream Partners LP	6,739,296
281,938	DCP Midstream Partners LP	7,950,652
109,160	Delek Logistics Partners LP	4,346,751
429,740	Enable Midstream Partners LP	6,669,565
285,998	Enbridge Energy Management LLC, (2)	8,050,844
147,611	Enbridge Energy Partners LP	4,174,439
56,789	Energy Transfer Equity LP	1,592,931
310,000	EnLink Midstream Partners LP	5,465,300
584,022	EV Energy Partners LP	5,221,157
28,500	GasLog Partners LP, (3)	547,770
142,300	Genesis Energy LP	6,212,818
99,850	Global Partners LP	3,224,157
213,085	Golar LNG Partners LP, (3)	4,212,690
276,855	Holly Energy Partners LP	9,573,646
208,600	JP Energy Partners LP	1,869,056
282,020	KNOT Offshore Partners LP, (3)	5,160,966
1,815	Martin Midstream Partners LP	48,624
156,985	Navios Maritime Midstream Partners LP, (3)	2,153,834
495,550	NGL Energy Partners LP	11,942,755
30,000	NuStar Energy L.P	1,565,400
19,585	PBF Logistics LP	406,389
400,000	PennTex Midstream Partners LP	7,340,000
65,890	Rose Rock Midstream LP	2,047,202
328,016	Southcross Energy Partners LP	2,460,120
219,200	Summit Midstream Partners LP	4,831,168
59,120	Sunoco LP	2,328,146
281,038	Targa Resources Partners LP	8,484,537
68,648	TC Pipelines LP	3,705,619
767,000	Teekay Offshore Partners LP, (3)	13,575,899
4,000	Teekay LNG Partners LP	106,360
201,685	Tesoro Logistics LP	10,650,985
116,488	Transmontaigne Partners LP	3,818,477
277,702	USD Partners LP	3,113,039
303,385	World Point Terminals LP	4,280,762
	Total Oil, Gas & Consumable Fuels	182,069,221
	Total Master Limited Partnerships & MLP Affiliates (cost $268,826,448)	203,285,393

Nuveen Investments	1

JMLP	Nuveen All Cap Energy MLP Opportunities Fund
	Portfolio of Investments (continued)	August 31, 2015 (Unaudited)

Shares	Description (1)			Value

	COMMON STOCKS – 2.3% (1.7% of Total Investments)

	Oil, Gas & Consumable Fuels – 2.3% (1.7% of Total Investments)

109,358	Kinder Morgan, Inc., (3)			$3,544,293
	Total Common Stocks (cost $4,542,161)			3,544,293
	Total Long-Term Investments (cost $273,368,609)			206,829,686

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.3% (0.2% of Total Investments)

	REPURCHASE AGREEMENTS – 0.3% (0.2% of Total Investments)

$435	Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/15, repurchase price $435,218, collateralized by $440,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $448,800	0.000%	9/01/15	$435,218
	Total Short-Term Investments (cost $435,218)			435,218
	Total Investments (cost $273,803,827) – 135.8%			207,264,904
	Borrowings – (35.6)% (4), (5)			(54,300,000)
	Deferred Tax Liability, net – 0.0%			(8,207)
	Other Assets Less Liabilities – (0.2)%			(279,301)
	Net Assets – 100%			$152,677,396

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Master Limited Partnerships & MLP Affiliates	$203,285,393	$—	$—	$203,285,393
Common Stocks	3,544,293	—	—	3,544,293

Short-Term Investments:
Repurchase Agreements	—	435,218	—	435,218
Total	$206,829,686	$435,218	$—	$207,264,904

2	Nuveen Investments

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of August 31, 2015, the cost of investments was $273,803,827.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2015, were as follows:

Gross unrealized:
Appreciation	$5,646,894
Depreciation	(72,185,817)
Net unrealized appreciation (depreciation) of investments	$(66,538,923)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Distributions are paid in-kind.

(3)	Distribution designated as ordinary income which is recognized as “Dividend income” on the Statement of Operations.

(4)	Borrowings as a percentage of Total Investments is 26.2%.

(5)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $145,506,857 have been pledged as collateral for borrowings.

(6)	The Security was declared effective 7/17/15, however, the restricted legend has not yet been removed.

Nuveen Investments	3

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen All Cap Energy MLP Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: October 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 30, 2015